Financial instruments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 10
Level 1 of fair value hierarchy [member] | Cash and cash equivalents [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	10
Recurring fair value measurement [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	211	$ 185
Recurring fair value measurement [member] | Marketable securities and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	72	57
Recurring fair value measurement [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	59	88
Recurring fair value measurement [member] | Current contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	111	101
Recurring fair value measurement [member] | Current debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	18	27
Recurring fair value measurement [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,986	1,839
Recurring fair value measurement [member] | Long-term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	233	202
Recurring fair value measurement [member] | Long-term financial investments [member] | Debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	952	791
Recurring fair value measurement [member] | Long-term financial investments [member] | Non-current contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	742	758
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	15	15
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Current debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	5	15
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	467	274
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long-term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	19	19
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Long-term financial investments [member] | Debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	448	255
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	73	57
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Marketable securities and derivative financial instruments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	72	57
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Current debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	6	7
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Long-term financial investments [member] | Debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	6	7
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Available-for-sale financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	123	113
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Associated companies at fair value through profit and loss [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	59	88
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Current contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	111	101
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Current debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	12	12
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long-term financial investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,513	1,558
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long-term financial investments [member] | Fund investments [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	214	183
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long-term financial investments [member] | Debt and equity securities [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	498	529
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Long-term financial investments [member] | Non-current contingent consideration receivables [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 742	$ 758